Concentrations (Details) - Schedule of company’s revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 23,948,515	$ 24,826,161	$ 24,322,514
Net revenue, percentage	68.10%	66.30%	62.90%
Company A [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 9,611,739	$ 10,237,481	$ 10,314,869
Net revenue, percentage	27.30%	27.30%	26.70%
Company B [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 6,636,377	$ 7,284,968	$ 7,032,721
Net revenue, percentage	18.90%	19.50%	18.20%
Company C [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 3,559,424	$ 3,296,691	$ 4,143,091
Net revenue, percentage	10.10%	8.80%	10.70%
Company D [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 4,140,975	$ 4,007,021	$ 2,831,833
Net revenue, percentage	11.80%	10.70%	7.30%